Shareholder Report, Holdings (Details) - C000127983	Dec. 31, 2024
Microsoft8417601
Holdings [Line Items]
Percent of Total Investments	8.40%
Amazon.com8417538
Holdings [Line Items]
Percent of Total Investments	7.30%
Apple8417541
Holdings [Line Items]
Percent of Total Investments	6.70%
Alphabet8417535
Holdings [Line Items]
Percent of Total Investments	4.70%
Visa8417639
Holdings [Line Items]
Percent of Total Investments	3.90%
NVIDIA8417604
Holdings [Line Items]
Percent of Total Investments	3.80%
UnitedHealth Group8417633
Holdings [Line Items]
Percent of Total Investments	3.50%
Intuitive Surgical8417589
Holdings [Line Items]
Percent of Total Investments	3.50%
Texas Instruments8417627
Holdings [Line Items]
Percent of Total Investments	3.50%
BlackRock Funding8417548
Holdings [Line Items]
Percent of Total Investments	3.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%